PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

In the fiscal years ended September 30, 2025, 2024, and 2023, the Company disposed of its property and equipment and incurred disposal loss of nil, ¥28 thousand, and ¥43 thousand, respectively.

As of September 30, 2025 and 2024, property and equipment consisted of the following (in thousands):

		As of September 30,
	Useful Life (years)	2025	2024
Machinery and Equipment	5 – 10	¥2,565	¥2,565
Tools, Furniture, and Fixtures	2 – 5	95,738	68,256
Vehicles	7	700	-
Less: Accumulated depreciation		(71,911)	(49,241)
Property and equipment, net		¥27,092	¥21,580

The Company recorded depreciation expense on property and equipment of ¥22.8 million, ¥17.0 million, and ¥8.0 million for the fiscal years ended September 30, 2025, 2024, and 2023, respectively. The Company records depreciation expense in selling, general, and administrative expenses and cost of revenue on the statements of income.